Other Assets (Details) - Grand Bahama Shipyard Ltd. - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest percentage	40.00%
Services Provided	$ 33.0	$ 41.0	$ 39.0
Carrying value of Equity Method Investments	69.0	69.0
Income from Equity Method Investments	$ 5.0	$ 0.2	$ 4.0